Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Cash and cash equivalents

19. Cash and cash equivalents

	December 31,
	2020	2019	2018
	(Euro, in thousands)
Cash at banks	€1,239,993	€907,939	€358,016
Term deposits	895,194	953,677	733,537
Money market funds	—	—	199,243
Cash and cash equivalents from continuing operations	2,135,187	1,861,616	1,290,796
Cash and cash equivalents included in assets classified as held for sale	7,884	—	—
Total cash and cash equivalents	€2,143,071	€1,861,616	€1,290,796

Table of Contents

Cash and cash equivalents may comprise cash at banks, short term bank deposits and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value. Our cash management strategy monitors and optimizes our liquidity position. Our cash management strategy may allow short term deposits with an original maturity exceeding three months while monitoring all liquidity aspects. Cash and cash equivalents comprised €895.2 million of term deposits which all had an original maturity longer than three months. All cash and cash equivalents are available upon maximum three-month notice period and without significant penalty. Cash at banks were mainly composed of notice accounts and current accounts Our credit risk is mitigated by selecting a panel of highly rated financial institutions for our deposits.

On December 31, 2020 our cash and cash equivalents included $894.3 million held in U.S.dollars, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/U.S.dollar exchange rate as our functional currency is EUR.